Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Net revenues
Domestic		$ 238,259,390	$ 235,530,332
Export		156,806,854	169,689,025
Services income		523,259	679,022
Total revenues		395,589,503	405,898,379
(Impairment) of wells, pipelines, properties, plant and equipment, net		(5,620,328)	(7,645,843)
Cost of sales		280,954,821	322,185,373
Gross income		109,014,354	76,067,163
Other revenues (expenses):
Distribution, transportation and sale expenses		4,244,691	2,495,682
Administrative expenses		46,915,874	40,724,709
Other revenues		12,362,124	4,249,623
Other expenses		6,628,283	698,882
Operating income		63,587,630	36,397,513
Finance income	[1]	4,769,152	6,539,289
Finance costs	[2]	41,401,868	34,085,757
Derivative financial instruments income (cost), net		1,847,560	(5,718,861)
Foreign exchange (loss) income, net		(15,057,989)	33,388,097
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange (loss) income, net		(49,843,145)	122,768
Profit sharing in associates		67,301	30,897
Welfare oil duty		55,842,382	0
(Loss) income before duties, taxes and other		(42,030,596)	36,551,178
Profit sharing duty, net		0	31,148,862
Income tax expense		1,298,336	720,110
Total duties, taxes and other		1,298,336	31,868,972
Net (loss) income		(43,328,932)	4,682,206
Currency translation effect		1,274,960	(5,989,200)
Actuarial (losses) gains - employee benefits, net of taxes		(95,566,136)	38
Total other comprehensive results		(94,291,176)	(5,989,162)
Total comprehensive (loss)		(137,620,108)	(1,306,956)
Net (loss) income attributable to:
Controlling interest		(43,327,280)	4,696,102
Non-controlling interest		(1,652)	(13,896)
Net (loss) income		(43,328,932)	4,682,206
Other comprehensive results attributable to:
Controlling interest		(94,291,204)	(5,988,880)
Non-controlling interest		28	(282)
Total other comprehensive results		(94,291,176)	(5,989,162)
Comprehensive (loss) income:
Controlling interest		(137,618,484)	(1,292,778)
Non-controlling interest		(1,624)	(14,178)
Total comprehensive (loss)		$ (137,620,108)	$ (1,306,956)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Mainly interest on debt.